GENERAL INFORMATION (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 1996	Dec. 31, 2006	May 31, 1996
Disclosure of subsidiaries [line items]
Number of shares issued			1,431,300,000
Cash to finance capital expenditure and working capital requirements			¥ 4,214,000,000
H shares [member]
Disclosure of subsidiaries [line items]
Number of shares issued			217,812,000
Number of H shares each American Depositary Share represents			50
ADS [member]
Disclosure of subsidiaries [line items]
Number of shares issued			24,269,760
A shares [member]
Disclosure of subsidiaries [line items]
Number of shares issued		2,747,987,000
Guangzhou Railway Group [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by the Guangzhou Railway Group	100.00%
Guangzhou Railway Group [member] | Ordinary shares ("State-owned Domestic Shares") [member]
Disclosure of subsidiaries [line items]
Number of shares issued	2,904,250,000